FLAMEL TECHNOLOGIES
Parc Club du Moulin á Vent
33, avenue du Docteur Georges Lévy
69693 VÉNISSIEUX CEDEX (France)
Phone: 33 (0) 472 78 34 34
Fax: 33 (0) 472 78 34 35
August 3, 2007
VIA OVERNIGHT DELIVERY
Jim B. Rosenberg
Senior Assistant Chief — Accounting
Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, DC 20549
Re:	Flamel Technologies S.A. Form 20-F for the Fiscal Year Ended December 31, 2006 File no.: 000-28508
Dear Mr. Rosenberg:
In connection with responding to the Staff’s comments, this letter provides a statement acknowledging the following:
•	Flamel Technologies S.A. (the “Company”) is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Stephen H Willard
Chief Executive Officer
Usine de Pessac: 11, Avenue Gustave Eiffel - 33608 Pessac Cedex - Tél.: 33 (0) 557 26 07 70 - Fax: 33 (0) 556 36 58 91
Société Anonyme au Capital de 2 891 118,67 € - RCS Lyon B 379 001 530 - SIRET 379 001 530 00011 - Code NAF 731 Z